Financial Instruments - Schedule of fair value (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	¥ 71,848	$ 10,120	¥ 232,152
Fair value measurements [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	71,848		232,152
Total	71,848		232,152
Fair value measurements [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	71,848		232,152
Total	¥ 71,848		¥ 232,152